PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Pension Plan Amendments (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Pension settlement, offer acceptance, percentage				40.00%
Payment for participants				$ 252
Settlement charges		$ 43	$ 755	$ 46	$ 755	$ 1
Defined benefit plan, decline in projected benefit obligation	$ (57)
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Pension plan liabilities							$ 2,400